FAIR VALUE MEASUREMENT (Schedule of Financial Liabilities Estimated Utilizing Level 3 Inputs) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 49
Issuances		8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	9	41
Conversion to Company's shares of common stock
Redemption
Ending balance	40	49
Convertible Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			1,044
Issuances				1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net			624	(89)
Conversion to Company's shares of common stock			(668)
Redemption			(1,000)
Ending balance				$ 1,044